Held To Maturity Securities (Tables)	12 Months Ended
Dec. 31, 2013
Held to Maturity Securities [Abstract]
Contractual maturities of held-to-maturity securities

Listed below are the contractual maturities (under 1 year, 1-5 years, 6-10 years, and over 10 years) of held-to-maturity securities at December 31, 2013 and 2012:

	December 31, 2013				December 31, 2012
	Amortized		Fair		Amortized
(dollar amounts in thousands)	Cost		Value		Cost		Fair Value
Federal agencies: mortgage-backed securities:
Under 1 year $	---	$	---	$	---	$	---
1-5 years	---		---		---		---
6-10 years	24,901		22,549		24,901		24,739
Over 10 years	3,574,156		3,506,018		1,624,483		1,672,702
Total Federal agencies: mortgage-backed securities	3,599,057		3,528,567		1,649,384		1,697,441
Other agencies:
Under 1 year	---		---		---		---
1-5 years	---		---		---		---
6-10 years	38,588		39,075		15,108		15,338
Over 10 years	189,999		185,097		69,399		71,341
Total other agencies	228,587		224,172		84,507		86,679
Total U.S. Government backed agencies	3,827,644		3,752,739		1,733,891		1,784,120
Municipal securities:
Under 1 year	---		---		---		---
1-5 years	---		---		---		---
6-10 years	---		---		---		---
Over 10 years	9,023		8,159		9,985		9,985
Total municipal securities	9,023		8,159		9,985		9,985
Total held-to-maturity securities	$3,836,667		$3,760,898		$1,743,876		$1,794,105

Amortized cost, gross unrealized gains and losses, and fair value by investment category

The following table provides amortized cost, gross unrealized gains and losses, and fair value by investment category at December 31, 2013 and 2012:

		Unrealized
	Amortized	Gross	Gross	Fair
(dollar amounts in thousands)	Cost	Gains	Losses	Value
December 31, 2013
Federal Agencies:
Mortgage-backed securities	$3,599,057	$5,573	$(76,063)	$3,528,567
Other agencies	228,587	776	(5,191)	224,172
Total U.S. Government
backed securities	3,827,644	6,349	(81,254)	3,752,739
Municipal securities	9,023	---	(864)	8,159
Total held-to-maturity securities	$3,836,667	$6,349	$(82,118)	$3,760,898

		Unrealized
	Amortized	Gross	Gross	Fair
(dollar amounts in thousands)	Cost	Gains	Losses	Value
December 31, 2012
Federal Agencies:
Mortgage-backed securities	$1,649,384	$48,219	$(162)	$1,697,441
Other agencies	84,507	2,172	---	86,679
Total U.S. Government
backed securities	1,733,891	50,391	(162)	1,784,120
Municipal securities	9,985	---	---	9,985
Total held-to-maturity securities	$1,743,876	$50,391	$(162)	$1,794,105

Investment securities in an unrealized loss position
	Less than 12 Months			Over 12 Months			Total
	Fair	Unrealized		Fair		Unrealized	Fair	Unrealized
(dollar amounts in thousands )	Value	Losses		Value		Losses	Value	Losses
December 31, 2013
Federal Agencies:
Mortgage-backed securities	$2,849,198	$(73,711)		$22,548		$(2,352)	$2,871,746	$(76,063)
Other agencies	144,417	(5,191)		---		---	144,417	(5,191)
Total U.S. Government backed securities	2,993,615	(78,902)		22,548		(2,352)	3,016,163	(81,254)

Municipal securities	8,159	(864)		---		---	8,159	(864)
Total temporarily impaired securities	$3,001,774	$(79,766)		$22,548		$(2,352)	$3,024,322	$(82,118)

	Less than 12 Months			Over 12 Months			Total
	Fair	Unrealized		Fair		Unrealized	Fair	Unrealized
(dollar amounts in thousands )	Value	Losses		Value		Losses	Value	Losses
December 31, 2012
Federal Agencies:
Mortgage-backed securities	$24,739	$(162)	$	---	$	---	$24,739	$(162)
Total U.S. Government backed securities	24,739	(162)		---		---	24,739	(162)

Total temporarily impaired securities	$24,739	$(162)	$	---	$	---	$24,739	$(162)